Intangible Assets - Schedule of Intangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning
Intangible asset at ending	437
Cost [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning
Additions	128
Transfers from property, plant & equipment	309
Intangible asset at ending	437
Accumulated Impairment [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning
Intangible asset at ending
Carrying Value [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning
Intangible asset at ending	$ 437